JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 95.4%
Alternative Assets — 2.7%
JPMorgan Realty Income Fund Class R6 Shares (a)	14,956,353	186,057,033

Fixed Income — 40.7%
JPMorgan Core Bond Fund Class R6 Shares (a)	91,089,991	1,132,248,586
JPMorgan Corporate Bond Fund Class R6 Shares (a)	22,052,252	237,502,749
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,766,369	37,082,348
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	4,792,037	37,090,366
JPMorgan High Yield Fund Class R6 Shares (a)	55,552,544	378,312,824
JPMorgan Income Fund Class R6 Shares (a)	4,074,326	37,524,543
JPMorgan Managed Income Fund Class L Shares (a)	20,178,815	202,797,091
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	73,665,890	720,452,402

Total Fixed Income		2,783,010,909

International Equity — 25.5%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	12,132,978	439,213,801
JPMorgan International Advantage Fund Class R6 Shares (a)	10,464,221	193,378,807
JPMorgan International Equity Fund Class R6 Shares (a)	37,515,177	657,265,902
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	27,056,641	451,845,897

Total International Equity		1,741,704,407

U.S. Equity — 26.5%
JPMorgan Equity Income Fund Class R6 Shares (a)	38,492,788	675,933,360
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	1,561,904	88,497,500
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	2,178,768	55,166,397
JPMorgan Small Cap Value Fund Class R6 Shares (a)	2,260,498	45,820,296
JPMorgan U.S. Equity Fund Class R6 Shares (a)	53,070,251	948,365,391

Total U.S. Equity		1,813,782,944

TOTAL INVESTMENT COMPANIES (Cost $5,893,270,748)		6,524,555,293

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Notes 2.50%, 1/31/2021 (b) (Cost $86,194,218)	85,889,600	86,553,903

	Shares
EXCHANGE-TRADED FUNDS — 0.7%
Alternative Assets — 0.7%
JPMorgan BetaBuilders MSCI US REIT ETF (a) (Cost $58,503,031)	661,711	47,610,106

SHORT-TERM INVESTMENTS — 3.2%
INVESTMENT COMPANIES — 3.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (c) (Cost $220,538,786)	220,538,786	220,538,786

Total Investments — 100.6% (Cost $6,258,506,783)		6,879,258,088
Liabilities in Excess of Other Assets — (0.6)%		(38,259,461)

Net Assets — 100.0%		6,840,998,627

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2020.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,372	12/2020	EUR	51,185,697	(2,071,048)
MSCI EAFE E-Mini Index	2	12/2020	USD	185,320	(5,038)
MSCI Emerging Markets E-Mini Index	1,606	12/2020	USD	87,390,490	(772,231)
Russell 2000 E-Mini Index	759	12/2020	USD	57,126,135	603,499
S&P 500 E-Mini Index	1,975	12/2020	USD	330,763,125	2,569,376
S&P Midcap 400 E-Mini Index	1,421	12/2020	USD	263,638,130	881,650
U.S. Treasury 10 Year Note	4,094	12/2020	USD	571,113,000	1,443,330

					2,649,538

Short Contracts
DJ US Real Estate Index	(705)	12/2020	USD	(22,087,650)	434,802
Euro-Bund	(878)	12/2020	EUR	(179,621,944)	(837,265)
FTSE 100 Index	(865)	12/2020	GBP	(65,066,125)	1,835,970

					1,433,507

					4,083,045

Abbreviations
EAFE Europe, Australasia and Far East
EUR Euro
FTSE Financial Times and the London Stock Exchange
GBP British Pound
MSCI Morgan Stanley Capital International
USD United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$47,610,106	$—	$—	$47,610,106
Investment Companies	6,524,555,293	—	—	6,524,555,293
U.S. Treasury Obligations	—	86,553,903	—	86,553,903
Short-Term Investments
Investment Companies	220,538,786	—	—	220,538,786

Total Investments in Securities	$6,792,704,185	$86,553,903	$—	$6,879,258,088

Appreciation in Other Financial Instruments
Futures Contracts	$7,768,627	$—	$—	$7,768,627

Depreciation in Other Financial Instruments
Futures Contracts	$(3,685,582)	$—	$—	$(3,685,582)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and an ETF which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETF’s distributions may be reinvested into the Underlying Funds and ETF. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$57,447,898	$—	$10,444,665	$(2,261,129)	$2,868,002	$47,610,106	661,711	$367,322	$—
JPMorgan Core Bond Fund Class R6 Shares (a)	1,180,819,367	16,417,675	69,850,618	3,539,416	1,322,746	1,132,248,586	91,089,991	6,933,985	—
JPMorgan Corporate Bond Fund Class R6 Shares (a)	244,915,295	1,631,746	10,863,373	348,038	1,471,043	237,502,749	22,052,252	1,631,747	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	41,307,076	384,288	5,479,480	(211,020)	1,081,484	37,082,348	4,766,369	384,287	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	474,286,899	—	102,338,924	14,451,406	52,814,420	439,213,801	12,132,978	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	40,878,510	345,584	4,676,810	(331,475)	874,557	37,090,366	4,792,037	345,584	—
JPMorgan Equity Income Fund Class R6 Shares (a)	968,518,663	31,716,034	381,111,564	(27,355,034)	84,165,261	675,933,360	38,492,788	3,670,993	—
JPMorgan High Yield Fund Class R6 Shares (a)	305,188,367	63,842,843	—	—	9,281,614	378,312,824	55,552,544	4,038,255	—
JPMorgan Income Fund Class R6 Shares (a)	36,407,667	473,376	—	—	643,500	37,524,543	4,074,326	473,376	—
JPMorgan International Advantage Fund Class R6 Shares (a)	196,098,644	—	12,279,712	(1,220,141)	10,780,016	193,378,807	10,464,221	—	—
JPMorgan International Equity Fund Class R6 Shares (a)	659,699,989	—	49,088,935	948,601	45,706,247	657,265,902	37,515,177	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	461,289,648	—	24,370,856	(2,475,203)	17,402,308	451,845,897	27,056,641	—	—
JPMorgan Managed Income Fund Class L Shares (a)	6,075,449	196,721,685	—	—	(43)	202,797,091	20,178,815	288,295	—
JPMorgan Realty Income Fund Class R6 Shares (a)	182,520,033	711,753	—	—	2,825,247	186,057,033	14,956,353	711,754	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	713,254,910	33,330,481	31,985,144	(31,803)	5,883,958	720,452,402	73,665,890	3,830,568	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	94,386,111	—	10,756,073	(528,806)	5,396,268	88,497,500	1,561,904	—	—
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	48,390,429	—	—	—	6,775,968	55,166,397	2,178,768	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	34,969,892	11,038,041	—	—	(187,637)	45,820,296	2,260,498	147,745	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	874,657,970	107,840,360	122,447,580	7,883,593	80,431,048	948,365,391	53,070,251	2,481,944	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (b)	187,688,662	701,371,895	668,521,771	—	—	220,538,786	220,538,786	58,223	—

Total	$6,808,801,479	$1,165,825,761	$1,504,215,505	$(7,243,557)	$329,536,007	$6,792,704,185		$25,364,078	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.